Investment in Direct Financing Leases (Investment in Direct Financing Leases) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2018	Mar. 31, 2017
Leases [Abstract]
Total Minimum lease payments to be received	¥ 1,358,322	¥ 1,369,120
Less : Estimated executory costs	(57,959)	(56,470)
Minimum lease payments receivable	1,300,363	1,312,650
Estimated residual value	37,216	35,413
Initial direct costs	6,489	5,893
Unearned lease income	(149,180)	(149,932)
Investment in Direct Financing Leases	¥ 1,194,888	¥ 1,204,024